DISCONTINUED OPERATIONS (Revenue and Pretax Loss from CES Disposal Group) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Pretax loss from discontinued operations, including gain on disposal	$ 0	$ (412)	[1]
Pretax gain on disposal of discontinued operations		136
CES [Member]
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Revenue from discontinued operations		1,721
Pretax loss from discontinued operations, including gain on disposal		(171)
Pretax gain on disposal of discontinued operations		$ 136

[1]	Restated